Dividends (Tables)	12 Months Ended
Dec. 31, 2016
Dividends [Abstract]
Dividends
Following is a summary of our shareholder dividends that were declared in the last three years:

(millions, except per share amounts)			Amount
Dividend Type	Declared	Paid	Per Share	Total[1]
Annual – Variable	December 2016	February 2017	$0.6808	$395.4
Annual – Variable	December 2015	February 2016	0.8882	519.2
Annual – Variable	December 2014	February 2015	0.6862	404.1
[1] Based on an estimate of shares outstanding as of the record date. For the dividends declared in December 2015 and 2014, we paid $519.0 million and $403.6 million, respectively.